Other payables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Payables
Balance at the beginning of the year	$ 71,726	$ 78,423
Increases	72,552	49,530
Decreases	(6,043)	(8,274)
Result from exposure to inflation for the year	(75,355)	(47,953)
Balance at the end of the year	$ 62,880	$ 71,726